SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
SCHEDULES OF CONCENTRATION RISKS

During the years ended March 31, 2024 and 2023, there were four and three customers generated income which accounted for over 10% of the total revenue generated for both years. The details are as follows:

	As of March 31,
	2023	2024

Customer A	25.40%	0%
Customer B	42.67%	25.37%
Customer C	20.19%	34.44%
Customer D	0%	18.66%
Customer E	0%	10.41%

As of March 31, 2024 and 2023, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2023	2024

Customer A	32.82%	7.40%
Customer B	48.25%	21.52%
Customer C	10.22%	55.47%
Customer D	0%	0.16%
Customer E	0%	2.32%

During the years ended March 31, 2024 and 2023, there were three and four suppliers accounted for over 10% of the total subcontracting fees, cost of fuel oils for that year. The details are as follows:

	As of March 31,
	2023	2024

Customer A	16.43%	13.83%
Supplier B	13.92%	0%
Supplier C	23.61%	2.88%
Supplier D	17.72%	4.21%
Supplier E	0%	21.18%
Supplier F	2.35%	16.24%

As of March 31, 2024 and 2023, accounts payable due to these suppliers as a percentage of consolidated accounts payable are as follows:

	As of March 31,
	2023	2024

Customer A	8.25%	12.03%
Supplier C	30.91%	10.63%
Supplier D	39.52%	8.19%
Supplier E	0%	13.95%
Supplier F	4.51%	30.92%

Note: The Customer A mentioned in above is a related party of the Company.

SCHEDULE OF ESTIMATED USEFUL LIVES

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Machinery	5 years
Motor Vehicles	5 years
Office equipment	5 years
Leasehold improvement	2 years